Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and advances at amortised cost
Opening/Beginning balance		£ 6,175
Closing/Ending balance	£ 6,175	6,252	£ 6,175
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(73)	(263)	£ 240
Exchange and other adjustments		166	(308)
Credit impairment (charges)/releases		1,881	1,220	(653)
Post write-off recoveries		44	64	66
Total contingent liabilities and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Reimbursements		29	199
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance		6,133
Closing/Ending balance	6,133	6,225	6,133
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,894	1,672
Credit impairment (charges)/releases		1,883	1,183	(635)
Loans and advances at amortised cost | UK
Loans and advances at amortised cost
Opening/Beginning balance		2,389
Closing/Ending balance	2,389	2,132	2,389
Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		88	68
Retail mortgages | Kensington Mortgage Company
Loans and advances at amortised cost
Business activity in the year		2,400
Retail mortgages | UK
Loans and advances at amortised cost
Opening/Beginning balance		128
Closing/Ending balance	128	232	128
Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,497	869
Retail credit cards | UK
Loans and advances at amortised cost
Opening/Beginning balance		804
Closing/Ending balance	804	736	804
Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		96	199
Retail other | UK
Loans and advances at amortised cost
Opening/Beginning balance		360
Closing/Ending balance	360	322	360
Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		213	536
Corporate loans | UK
Loans and advances at amortised cost
Opening/Beginning balance		1,097
Closing/Ending balance	1,097	842	1,097
Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(79)	41
Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(12)	49
Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance		42
Closing/Ending balance	42	27	42
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(15)	29
Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs		(1,168)	(1,620)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries		44	64
Net write-offs		1,124	1,556
Financial assets at amortised cost | Loans and advances at amortised cost | UK | Cards, unsecured loans and other personal lending
Loans and advances at amortised cost
Write-offs	(329)
Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		4	(122)
Stage 1 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(89)	(148)
Stage 1 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		23	10
Stage 1 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		80	(236)
Stage 1 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(21)	(6)
Stage 1 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(171)	84
Stage 1 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(72)	28
Stage 1 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		6	4
Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		2	3
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(4)	(63)
Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		83	285
Lifetime expected credit losses | Stage 2 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		32	14
Lifetime expected credit losses | Stage 2 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		51	105
Lifetime expected credit losses | Stage 2 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(16)	12
Lifetime expected credit losses | Stage 2 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		16	154
Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(28)	13
Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(7)	8
Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(17)	27
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements		(73)	(78)
Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,900	1,535
Lifetime expected credit losses | Stage 3 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		33	44
Lifetime expected credit losses | Stage 3 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		1,366	1,000
Lifetime expected credit losses | Stage 3 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		133	193
Lifetime expected credit losses | Stage 3 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		368	298
Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		21	0
Lifetime expected credit losses | Stage 3 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		(11)	37
Lifetime expected credit losses | Stage 3 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement		0	(1)
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		174,286	169,680
Business activity in the year		24,333	31,176
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(13,143)	(10,052)
Final repayments		(12,831)	(16,491)
Disposals		531	0
Write-offs		(19)	(27)
Closing/Ending balance	174,286	172,095	174,286	169,680
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		37,617	29,492
Business activity in the year		3,136	5,571
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		440	4,328
Final repayments		(337)	(363)
Transfers to assets held for sale		(2,158)
Disposals		186	407
Write-offs		(805)	(1,004)
Closing/Ending balance	37,617	37,707	37,617	29,492
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		15,658	15,475
Business activity in the year		7,527	6,594
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(4,556)	(1,902)
Final repayments		(6,126)	(4,198)
Transfers to assets held for sale		(1,933)
Disposals		134	56
Write-offs		(131)	(255)
Closing/Ending balance	15,658	10,305	15,658	15,475
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		131,281	120,702
Business activity in the year		24,351	27,081
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(206)	9,877
Final repayments		(26,244)	(25,965)
Disposals		608	80
Write-offs		(213)	(334)
Closing/Ending balance	131,281	128,361	131,281	120,702
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Wealth portfolio | Retail other | Italy
Loans and advances at amortised cost
Disposals		64
Gross exposure | Debt securities at amortised cost | Retail credit cards
Loans and advances at amortised cost
Disposals			200
Gross exposure | Debt securities at amortised cost | Retail other
Loans and advances at amortised cost
Disposals		70
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals		608	80
Gross exposure | US Cards | Retail credit cards
Loans and advances at amortised cost
Disposals			200
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		153,672	148,058
Business activity in the year		23,329	30,028
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(11,505)	(8,846)
Final repayments		(10,837)	(13,942)
Disposals		525	0
Write-offs		0	0
Closing/Ending balance	153,672	150,202	153,672	148,058
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		29,788	23,654
Business activity in the year		2,775	5,060
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(162)	2,973
Final repayments		(241)	(261)
Transfers to assets held for sale		(1,621)
Disposals		0	159
Write-offs		0	0
Closing/Ending balance	29,788	30,409	29,788	23,654
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		13,470	13,413
Business activity in the year		7,302	6,190
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(4,163)	(1,853)
Final repayments		(5,347)	(3,732)
Transfers to assets held for sale		(1,561)
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	13,470	8,469	13,470	13,413
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		111,891	102,337
Business activity in the year		23,213	24,187
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		2,079	11,023
Final repayments		(23,149)	(21,987)
Disposals		386	0
Write-offs		0	0
Closing/Ending balance	111,891	112,505	111,891	102,337
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		(9,557)	(8,747)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		(2,406)	(2,661)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		(1,179)	(734)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		(6,172)	(7,662)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		6,052	7,489
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		2,900	1,554
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		463	367
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		5,592	5,278
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		(453)	(400)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(678)	(416)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(549)	(224)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		(758)	(1,489)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		26	32
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		54	44
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		33	43
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		195	204
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		18,200	19,500
Business activity in the year		978	1,142
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(1,136)	(1,081)
Final repayments		(1,666)	(2,123)
Disposals		4	0
Write-offs		0	0
Closing/Ending balance	18,200	19,469	18,200	19,500
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		6,449	4,287
Business activity in the year		332	389
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		649	1,296
Final repayments		(70)	(68)
Transfers to assets held for sale		(445)
Disposals		0	29
Write-offs		0	0
Closing/Ending balance	6,449	5,578	6,449	4,287
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		1,468	1,288
Business activity in the year		197	370
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(247)	(146)
Final repayments		(358)	(272)
Transfers to assets held for sale		(288)
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	1,468	1,343	1,468	1,288
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		16,818	15,609
Business activity in the year		933	2,655
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(1,618)	303
Final repayments		(2,689)	(3,747)
Disposals		114	31
Write-offs		0	0
Closing/Ending balance	16,818	13,302	16,818	15,609
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		9,557	8,747
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		2,406	2,661
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		1,179	734
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		6,172	7,662
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		(6,052)	(7,489)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		(2,900)	(1,554)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		(463)	(367)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		(5,592)	(5,278)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		(530)	(725)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(874)	(542)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(154)	(155)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		(1,011)	(694)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		122	229
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		31	9
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		9	16
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		403	339
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		2,414	2,122
Business activity in the year		26	6
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(502)	(125)
Final repayments		(328)	(426)
Disposals		2	0
Write-offs		(19)	(27)
Closing/Ending balance	2,414	2,424	2,414	2,122
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		1,380	1,551
Business activity in the year		29	122
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(47)	59
Final repayments		(26)	(34)
Transfers to assets held for sale		(92)
Disposals		186	219
Write-offs		(805)	(1,004)
Closing/Ending balance	1,380	1,720	1,380	1,551
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		720	774
Business activity in the year		28	34
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(146)	97
Final repayments		(421)	(194)
Transfers to assets held for sale		(84)
Disposals		134	56
Write-offs		(131)	(255)
Closing/Ending balance	720	493	720	774
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		2,572	2,756
Business activity in the year		205	239
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(667)	(1,449)
Final repayments		(406)	(231)
Disposals		108	49
Write-offs		(213)	(334)
Closing/Ending balance	2,572	2,554	2,572	2,756
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		983	1,125
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		1,552	958
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		703	379
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		1,769	2,183
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		(148)	(261)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(85)	(53)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(42)	(59)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		(598)	(543)
ECL | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		516	475
Business activity in the year		31	17
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		84	66
Final repayments		(27)	(15)
Disposals		2	0
Write-offs		(19)	(27)
Closing/Ending balance	516	583	516	475
ECL | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		3,033	3,316
Business activity in the year		201	345
Refinements to models used for calculation		20	128
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		1,330	463
Final repayments		(54)	(67)
Transfers to assets held for sale		(124)
Disposals		115	148
Write-offs		(805)	(1,004)
Closing/Ending balance	3,033	3,486	3,033	3,316
ECL | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		574	666
Business activity in the year		71	132
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		89	127
Final repayments		(64)	(60)
Transfers to assets held for sale		(112)
Disposals		74	36
Write-offs		(131)	(255)
Closing/Ending balance	574	353	574	666
ECL | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		1,427	1,272
Business activity in the year		101	196
Refinements to models used for calculation		113	(495)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		153	979
Final repayments		(154)	(144)
Disposals		128	47
Write-offs		(213)	(334)
Closing/Ending balance	1,427	1,299	1,427	1,272
ECL | Corporate loans | Loans to government
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		800	1,300
ECL | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Financial assets at amortised cost | Retail credit cards | UK
Loans and advances at amortised cost
Refinements to models used for calculation		88	(200)
ECL | Financial assets at amortised cost | Retail credit cards | US
Loans and advances at amortised cost
Refinements to models used for calculation		43	300
ECL | Financial assets at amortised cost | Retail credit cards | Germany
Loans and advances at amortised cost
Refinements to models used for calculation		(111)
ECL | Financial assets at amortised cost | Corporate loans | Corporate and Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation		93	(500)
ECL | Financial assets at amortised cost | Corporate loans | Barclaycard Payments
Loans and advances at amortised cost
Refinements to models used for calculation		20
ECL | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		29	19
Business activity in the year		13	10
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(8)	(22)
Final repayments		(3)	(2)
Disposals		2	0
Write-offs		0	0
Closing/Ending balance	29	50	29	19
ECL | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		458	698
Business activity in the year		60	120
Refinements to models used for calculation		(28)	82
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(465)	(801)
Final repayments		(14)	(25)
Transfers to assets held for sale		(15)
Disposals		0	4
Write-offs		0	0
Closing/Ending balance	458	523	458	698
ECL | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		100	106
Business activity in the year		27	50
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(57)	(77)
Final repayments		(13)	(11)
Transfers to assets held for sale		(20)
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	100	59	100	106
ECL | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		461	377
Business activity in the year		43	86
Refinements to models used for calculation		(61)	(60)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(179)	91
Final repayments		(43)	(40)
Disposals		3	0
Write-offs		0	0
Closing/Ending balance	461	287	461	377
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		(2)	(1)
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		(68)	(67)
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		(13)	(10)
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		(45)	(68)
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		22	24
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		590	445
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		36	39
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		108	60
ECL | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(27)	(16)
ECL | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(4)	(4)
ECL | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		(10)	(6)
ECL | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		1	1
ECL | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		32	26
ECL | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		3	7
ECL | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		16	21
ECL | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		73	59
Business activity in the year		7	7
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		65	36
Final repayments		(9)	(4)
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	73	105	73	59
ECL | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		1,620	1,526
Business activity in the year		116	128
Refinements to models used for calculation		37	(50)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		797	685
Final repayments		(21)	(24)
Transfers to assets held for sale		(41)
Disposals		0	11
Write-offs		0	0
Closing/Ending balance	1,620	1,630	1,620	1,526
ECL | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		166	154
Business activity in the year		23	54
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		31	28
Final repayments		(7)	(7)
Transfers to assets held for sale		(32)
Disposals		0	0
Write-offs		0	0
Closing/Ending balance	166	118	166	154
ECL | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		424	270
Business activity in the year		29	79
Refinements to models used for calculation		174	(61)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		(73)	163
Final repayments		(46)	(48)
Disposals		26	0
Write-offs		0	0
Closing/Ending balance	424	414	424	270
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		2	1
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		68	67
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		13	10
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		45	68
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		(22)	(24)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		(590)	(445)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		(36)	(39)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		(108)	(60)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		(13)	(6)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(374)	(260)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(44)	(43)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		(27)	(15)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		2	4
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		18	4
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		4	9
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		22	28
ECL | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance		414	397
Business activity in the year		11	0
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		27	52
Final repayments		(15)	(9)
Disposals		0	0
Write-offs		(19)	(27)
Closing/Ending balance	414	428	414	397
ECL | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance		955	1,092
Business activity in the year		25	97
Refinements to models used for calculation		11	96
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		998	579
Final repayments		(19)	(18)
Transfers to assets held for sale		(68)
Disposals		115	133
Write-offs		(805)	(1,004)
Closing/Ending balance	955	1,333	955	1,092
ECL | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance		308	406
Business activity in the year		21	28
Refinements to models used for calculation		0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		115	176
Final repayments		(44)	(42)
Transfers to assets held for sale		(60)
Disposals		74	36
Write-offs		(131)	(255)
Closing/Ending balance	308	176	308	406
ECL | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance		542	625
Business activity in the year		29	31
Refinements to models used for calculation		0	(374)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes		405	725
Final repayments		(65)	(56)
Disposals		99	47
Write-offs		(213)	(334)
Closing/Ending balance	£ 542	598	542	£ 625
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers		0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		13	6
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		401	276
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		48	47
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		37	21
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers		(3)	(5)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers		(50)	(30)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers		(7)	(16)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers		£ (38)	£ (49)